THE COCA-COLA COMPANY MASTER TRUST for 401(k) PLANS (Tables) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Net Assets of the Master Trust
The following table summarizes the net assets of the Master Trust as of December 31, 2025 and 2024:

	2025	2024
Collective trust funds	$2,394,790,543	$2,119,269,535
The Coca-Cola Company common stock	1,182,487,454	1,099,960,757
Master Trust investment funds at fair value:
Interest-bearing cash	1,877,602	1,954,339
Collective trust funds	250,006,619	217,527,895
Common stock	108,666,056	111,927,327
Investments at fair value	3,937,828,274	3,550,639,853
Due from broker for The Coca-Cola Company common stock purchased	1,248	—
Fully benefit-responsive investment contracts at contract value	207,361,971	209,659,755
Master Trust investment funds excluded from fair value:
Other payables	(164,183)	(165,622)
Master Trust net assets	$4,145,027,310	$3,760,133,986
The net investment income (loss) of the Master Trust for the year ended December 31, 2025 was as follows:

2025
Net appreciation in fair value of investments	$553,850,662
Interest and dividends	35,163,763
Net investment income (loss) of Master Trust	$589,014,425

Investments Measured at Fair Value on a Recurring Basis
The Master Trust assets, measured at fair value on a recurring basis (at least annually) as of December 31, 2025, were as follows:

	Level 1	Total
Common stock (A)	$1,182,487,454	$1,182,487,454
Master Trust investment accounts:
Interest-bearing cash	1,877,602	1,877,602
Common stock	108,666,056	108,666,056
Total assets in the fair value hierarchy	1,293,031,112	1,293,031,112
Collective trust funds measured at net asset value (B)	—	2,394,790,543
Master Trust investment accounts:
Collective trust funds measured at net asset value (B)	—	250,006,619
Total Master Trust assets at fair value	$1,293,031,112	$3,937,828,274
(A)    Investments in common stock are in shares of The Coca-Cola Company.
(B)    Collective trust funds invest in a portfolio of equity or debt securities held to replicate the performance of a specific equity or bond market index. The collective trust funds are measured at fair value using the net asset value as a practical expedient and therefore not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the Master Trust net assets disclosed on page 7. These funds have no unfunded commitments. Participant-directed redemptions have no restrictions; however, the Plan’s ability to redeem its investments is subject to fund-specific notice requirements, which range from 0 days up to approximately 135 days.

The Master Trust assets, measured at fair value on a recurring basis (at least annually) as of December 31, 2024, were as follows:

	Level 1	Total
Common stock (A)	$1,099,960,757	$1,099,960,757
Master Trust investment accounts:
Interest-bearing cash	1,954,339	1,954,339
Common stock	111,927,327	111,927,327
Total assets in the fair value hierarchy	1,213,842,423	1,213,842,423
Collective trust funds measured at net asset value (B)	—	2,119,269,535
Master Trust investment accounts:
Collective trust funds measured at net asset value (B)	—	217,527,895
Total Master Trust assets at fair value	$1,213,842,423	$3,550,639,853
(A)    Investments in common stock are in shares of The Coca-Cola Company and are valued using the quoted market price multiplied by the number of shares owned as of the measurement date.
(B)    Collective trust funds invest in a portfolio of equity or debt securities held to replicate the performance of a specific equity or bond market index. The collective trust funds are measured at fair value using the net asset value as a practical expedient and therefore not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the Master Trust net assets disclosed on page 7. These funds have no unfunded commitments. Participant-directed redemptions have no restrictions; however, the Plan’s ability to redeem its investments is subject to fund-specific notice requirements, which range from 0 days up to 135 days.

Transactions Relating to The Coca-Cola Company Common Stock	During the year ended December 31, 2025, the Master Trust had the following transactions relating to common stock of The Coca-Cola Company:

	Shares	Fair Value
Purchases	705,531	$48,883,608
Sales	1,426,035	$98,760,506
In-kind distributions	494,530	$34,559,058
Dividends received (A)	462,245	$32,421,874
(A)    Participants invested in common stock of The Coca-Cola Company may elect to receive their entire dividend amount as a cash payment made directly to them rather than have the dividend amount reinvested in their Plan account.